Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities
Summary of recognized deferred tax assets and liabilities

	Assets		Liabilities		Net
	2025	2024	2025	2024	2025	2024
Depreciation & Capitalization and revaluation difference under Property, plant and equipment and intangible assets (*)	7,782,328	1,106,277	(33,367,949)	(14,146,064)	(25,585,621)	(13,039,787)
Derivative instruments	159,887	50,573	(37,234)	(587,642)	122,653	(537,069)
Reserve for defined benefit plan and provisions	2,320,514	2,873,058	(15,641)	(745)	2,304,873	2,872,313
Tax losses carried forward	3,431,552	1,385,541	—	—	3,431,552	1,385,541
Tax allowances (***)	5,195,964	2,763,246	(3,139)	—	5,192,825	2,763,246
Other assets and liabilities (**)	7,208,085	4,778,455	(400,378)	(1,772,324)	6,807,707	3,006,131
Deferred tax assets/(liabilities)	26,098,330	12,957,150	(33,824,341)	(16,506,775)	(7,726,011)	(3,549,625)
Offsetting	(18,017,497)	(9,635,262)	18,017,497	9,635,262	—	—
Net deferred tax assets/(liabilities)	8,080,833	3,321,888	(15,806,844)	(6,871,513)	(7,726,011)	(3,549,625)
(*)

As of 2025, inflation adjustment to be applied under the Turkish Tax Procedure Law has been postponed for the 2025, 2026 and 2027 fiscal years pursuant to Law No. 7571. Within this scope, the Company revalued its depreciable assets in accordance with Article 298/Ç of the Turkish Tax Procedure Law, and the resulting revaluation increase has been recognized in a reserve account in the statutory records.

(**)   Mainly comprises of loans, bonds, prepaid expenses and lease liabilities’ deferred tax effects.

(***) Tax exemptions consist of deferred taxes arising from investment incentive certificates and R&D exemptions.

Summary of movement in deferred tax assets/ (liabilities)

	2025	2024
Opening balance, net	(3,549,625)	(2,187,291)
Income statement charge	(4,784,299)	(2,046,491)
Tax charge relating to components of other comprehensive income	(757,837)	(843,583)
Tax charge related to equity items	1,365,750	1,527,740
Closing balance, net	(7,726,011)	(3,549,625)

Summary of expiration of unused tax losses

	31 December	31 December
Expiration Date	2025	2024
2025	—	5,578,042
2026	304,911	235,165
2027	3,727,680	3,172,164
2028	2,128,973	828,929
2029	6,649,571	5,546,666
2030	6,463,909	355,136
2031	490,921	441,281
Indefinite	46,751	61,193
Total	19,812,716	16,218,576